Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,822,942	$ 2,858,406	$ 6,347,738
Impairment charge amount		$ 3,109,922